Guarantee Receivable - Schedule of Guarantee Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Guarantee Receivable [Abstract]
Guarantee receivable	¥ 1,085,226		¥ 537,791	¥ 6,221
Allowance for uncollectible receivables	(252,321)		(63,659)	¥ (3,331)
Guarantee receivable, net	¥ 832,905	$ 119,104	¥ 474,132